SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
1,119,935	Communication Services Select Sector SPDR Fund(a)				$ 77,029,129
530,328	Consumer Discretionary Select Sector SPDR Fund(a)				98,110,680
653,661	Consumer Staples Select Sector SPDR Fund(a)				49,606,333
410,386	Energy Select Sector SPDR Fund(a)				31,369,906
2,368,489	Financial Select Sector SPDR Fund(a)				90,760,498
811,847	Health Care Select Sector SPDR Fund(a)				111,214,921
633,353	Industrial Select Sector SPDR Fund(a)				65,222,692
358,000	iShares Core S&P 500 ETF				162,421,020
242,916	Materials Select Sector SPDR Fund(a)				21,413,045
456,395	Real Estate Select Sector SPDR Fund(a)				22,053,006
1,443,446	Technology Select Sector SPDR Fund(a)				229,406,874
297,895	Utilities Select Sector SPDR Fund(a)				22,181,262
					980,789,366

	TOTAL EXCHANGE-TRADED FUNDS (Cost $401,410,680)				980,789,366

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
17,227,288	First American Government Obligations Fund, Class X, 0.18% (Cost $17,227,288)(b)				17,227,288

Contracts(c)
	INDEX OPTIONS PURCHASED - 13.8%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 3.5%
546	S&P 500 Index	04/14/2022	$ 4,100	$ 247,360,386	$ 24,589,110
68	S&P 500 Index	04/14/2022	4,325	30,806,788	1,579,640
546	S&P 500 Index	04/14/2022	4,400	247,360,386	9,033,570
68	S&P 500 Index	04/14/2022	4,925	30,806,788	680
96	S&P 500 Index	05/20/2022	4,240	43,491,936	3,361,920
96	S&P 500 Index	05/20/2022	4,630	43,491,936	684,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $24,450,087)				39,248,920

	PUT OPTIONS PURCHASED - 10.3%
547	S&P 500 Index	04/14/2022	$ 4,200	$ 247,813,427	$ 276,235
547	S&P 500 Index	04/29/2022	4,000	247,813,427	464,950
542	S&P 500 Index	05/20/2022	4,100	245,548,222	1,615,160
546	S&P 500 Index	05/20/2022	4,150	247,360,386	1,900,080

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(c)
	INDEX OPTIONS PURCHASED - 13.8% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 10.3% (Continued)
542	S&P 500 Index	05/20/2022	$ 4,300	$ 245,548,222	$ 3,040,620
546	S&P 500 Index	05/20/2022	4,400	247,360,386	4,174,170
1,058	S&P 500 Index	12/15/2023	4,525	479,317,378	46,430,330
1,117	S&P 500 Index	12/15/2023	4,700	506,046,797	56,436,425
	TOTAL PUT OPTIONS PURCHASED (Cost - $134,905,573)				114,337,970

	TOTAL INDEX OPTIONS PURCHASED (Cost - $159,355,660)				153,586,890

	TOTAL INVESTMENTS - 104.0% (Cost $577,993,628)				$ 1,151,603,544
	CALL OPTIONS WRITTEN - (3.7)% (Proceeds - $28,599,548)				(41,131,465)
	PUT OPTIONS WRITTEN - (1.6)% (Proceeds - $30,052,789)				(17,880,003)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%				14,641,491
	NET ASSETS - 100.0%				$ 1,107,233,567

Contracts(c)
	WRITTEN INDEX OPTIONS - (5.3)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (3.7)%
1,092	S&P 500 Index	04/14/2022	$ 4,250	$ 494,720,772	$ 33,125,820
136	S&P 500 Index	04/14/2022	4,625	61,613,576	292,400
192	S&P 500 Index	05/20/2022	4,435	86,983,872	3,722,880
547	S&P 500 Index	05/31/2022	4,650	247,813,427	3,990,365
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $28,599,548)				41,131,465

	PUT OPTIONS WRITTEN - (1.6)%
547	S&P 500 Index	04/14/2022	$ 4,000	$ 247,813,427	$ 146,323
547	S&P 500 Index	04/29/2022	3,800	247,813,427	259,825
1,084	S&P 500 Index	05/20/2022	4,200	491,096,444	4,428,140
1,092	S&P 500 Index	05/20/2022	4,275	494,720,772	5,662,020
1,639	S&P 500 Index	06/17/2022	4,010	742,534,199	7,383,695
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $30,052,789)				17,880,003

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $58,652,337)				$ 59,011,468

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2022 the total value of securities held as Collateral is $350,377,110.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 84.9%
	EQUITY - 84.9%
376,500	iShares Core MSCI Emerging Markets ETF(a)				$ 20,914,575
69,250	iShares MSCI Emerging Markets ETF(a)				3,126,638
					24,041,213

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,091,660)				24,041,213

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
666,451	First American Government Obligations Fund, Class X, 0.18% (Cost $666,451)(b)				666,451

Contracts(c)
	EQUITY OPTIONS PURCHASED - 13.7%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 13.7%
1,330	iShares MSCI Emerging Markets ETF	05/20/2022	$ 42	$ 6,004,950	$ 71,820
1,330	iShares MSCI Emerging Markets ETF	05/20/2022	44	6,004,950	130,340
3,070	iShares MSCI Emerging Markets ETF	12/15/2023	48	13,861,050	2,050,760
2,210	iShares MSCI Emerging Markets ETF	12/15/2023	49	9,978,150	1,597,830
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,627,461)				3,850,750

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,627,461)				3,850,750

	TOTAL INVESTMENTS - 101.0% (Cost $25,385,572)				$ 28,558,414
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $55,462)				(43,890)
	PUT OPTIONS WRITTEN - (1.0)% (Proceeds - $392,485)				(275,310)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%				49,748
	NET ASSETS - 100.0%				$ 28,288,962

	WRITTEN EQUITY OPTIONS - (1.2)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.2)%
1,330	iShares MSCI Emerging Markets ETF	06/17/2022	$ 49.50	$ 6,004,950	$ 43,890
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $55,462)

	PUT OPTIONS WRITTEN - (1.0)%
2,660	iShares MSCI Emerging Markets ETF	05/20/2022	$ 43	$ 12,009,900	$ 196,840

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(c)
	WRITTEN EQUITY OPTIONS - (1.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (1.0)% (Continued)
1,330	iShares MSCI Emerging Markets ETF	06/17/2022	$ 40	$ 6,004,950	$ 78,470
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $392,485)				275,310

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $447,947)				$ 319,200

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2022 the total value of securities held as collateral is $7,570,638.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 86.6%
	EQUITY - 86.6%
361,100	iShares MSCI EAFE ETF(a)				$ 26,576,960

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,886,423)				26,576,960

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
667,242	First American Government Obligations Fund, Class X, 0.18% (Cost $667,242)(b)				667,242

Contracts(c)
	EQUITY OPTIONS PURCHASED - 10.9%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 10.9%
2,771	iShares MSCI EAFE ETF	12/15/2023	$ 75	$ 20,394,560	$ 2,403,843
840	iShares MSCI EAFE ETF	12/15/2023	80	6,182,400	954,240
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,794,867)				3,358,083

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,794,867)				3,358,083

	TOTAL INVESTMENTS - 99.7% (Cost $23,348,532)				$ 30,602,285
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $172,709)				(117,842)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $293,846)				(155,768)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				372,760
	NET ASSETS - 100.0%				$ 30,701,435

	WRITTEN EQUITY OPTIONS - (0.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.4)%
1,806	iShares MSCI EAFE ETF	05/20/2022	$ 77	$ 13,292,160	$ 97,524
903	iShares MSCI EAFE ETF	06/17/2022	80	6,646,080	20,317
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $172,709)				117,841

	PUT OPTIONS WRITTEN - (0.5)%
903	iShares MSCI EAFE ETF	05/20/2022	$ 61	$ 6,646,080	$ 19,866
903	iShares MSCI EAFE ETF	05/20/2022	64	6,646,080	31,154
903	iShares MSCI EAFE ETF	06/17/2022	67	6,646,080	104,748
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $293,846)				155,768

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $466,555)				$ 273,609

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2022 the total value of securities held as collateral is $12,438,400.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 85.8%
	EQUITY - 85.8%
225,000	iShares Core S&P 500 ETF(a)				$ 102,080,250

	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,916,178)				102,080,250

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
2,403,042	First American Government Obligations Fund, Class X, 0.18% (Cost $2,403,042)(b)				2,403,042

Contracts(c)
	INDEX OPTIONS PURCHASED - 18.5%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 10.0%
56	S&P 500 Index	04/14/2022	$ 4,100	$ 25,370,296	2,521,960
7	S&P 500 Index	04/14/2022	4,325	3,171,287	162,610
56	S&P 500 Index	04/14/2022	4,400	25,370,296	926,520
7	S&P 500 Index	04/14/2022	4,925	3,171,287	70
10	S&P 500 Index	05/20/2022	4,240	4,530,410	350,200
10	S&P 500 Index	05/20/2022	4,630	4,530,410	71,250
56	S&P 500 Index	12/15/2023	4,750	25,370,296	2,399,880
94	S&P 500 Index	12/15/2023	4,900	42,585,854	3,304,570
26	S&P 500 Index	12/15/2023	5,000	11,779,066	792,740
49	S&P 500 Index	12/15/2023	5,050	22,199,009	1,388,660
	TOTAL CALL OPTIONS PURCHASED (Cost - $9,170,487)				11,918,460

	PUT OPTIONS PURCHASED - 8.5%
57	S&P 500 Index	04/14/2022	$ 4,200	$ 25,823,337	28,785
57	S&P 500 Index	04/29/2022	4,000	25,823,337	48,450
56	S&P 500 Index	05/20/2022	4,100	25,370,296	166,880
57	S&P 500 Index	05/20/2022	4,150	25,823,337	198,360
56	S&P 500 Index	05/20/2022	4,300	25,370,296	314,160
57	S&P 500 Index	05/20/2022	4,400	25,823,337	435,765
54	S&P 500 Index	12/15/2023	4,300	24,464,214	1,969,920
122	S&P 500 Index	12/15/2023	4,400	55,271,002	4,836,080
49	S&P 500 Index	12/15/2023	4,500	22,199,009	2,106,755
	TOTAL PUT OPTIONS PURCHASED (Cost - $12,248,760)				10,105,155

	TOTAL INDEX OPTIONS PURCHASED (Cost - $21,419,247)				22,023,615

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

					Fair Value
	TOTAL INVESTMENTS - 106.3% (Cost $97,738,467)				$ 126,506,907
	CALL OPTIONS WRITTEN - (6.4)% (Proceeds - $5,831,761)				(7,562,440)
	PUT OPTIONS WRITTEN - (1.5)% (Proceeds - $3,123,424)				(1,856,783)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%				1,936,537
	NET ASSETS - 100.0%				$ 119,024,221

Contracts(c)
	WRITTEN INDEX OPTIONS - (7.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (6.4)%
112	S&P 500 Index	04/14/2022	$ 4,250	$ 50,740,592	$ 3,397,520
14	S&P 500 Index	04/14/2022	4,625	6,342,574	30,100
20	S&P 500 Index	05/20/2022	4,435	9,060,820	387,800
57	S&P 500 Index	05/20/2022	4,650	25,823,337	352,260
56	S&P 500 Index	12/15/2023	5,350	25,370,296	975,240
94	S&P 500 Index	12/15/2023	5,500	42,585,854	1,261,010
26	S&P 500 Index	12/15/2023	5,600	11,779,066	293,800
49	S&P 500 Index	12/15/2023	5,700	22,199,009	456,190
56	S&P 500 Index	05/31/2022	4,650	25,370,296	408,520
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $5,831,761)				7,562,440

	PUT OPTIONS WRITTEN - (1.5)%
57	S&P 500 Index	04/14/2022	$ 4,000	$ 25,823,337	15,248
57	S&P 500 Index	04/29/2022	3,800	25,823,337	27,075
112	S&P 500 Index	05/20/2022	4,200	50,740,592	457,520
114	S&P 500 Index	05/20/2022	4,275	51,646,674	591,090
170	S&P 500 Index	06/17/2022	4,010	77,016,970	765,850
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $3,123,424)				1,856,783

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $8,955,185)				$ 9,419,223

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2022 the total value of securities held as collateral is $42,193,170.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 87.2%
	EQUITY - 87.2%
167,000	iShares Russell 2000 ETF(a)				$ 34,280,090

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,051,377)				34,280,090

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
421,117	First American Government Obligations Fund, Class X, 0.18% (Cost $421,117)(b)				421,117

Contracts(c)
	INDEX OPTIONS PURCHASED - 11.0%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 11.0%
42	Russell 2000 Index	05/20/2022	$ 1,900	$ 8,694,525	112,560
42	Russell 2000 Index	05/20/2022	2,050	8,694,525	273,210
41	Russell 2000 Index	06/17/2022	2,000	8,487,513	279,210
4	Russell 2000 Index	12/15/2023	1,900	828,050	67,600
120	Russell 2000 Index	12/15/2023	2,200	24,841,500	3,486,000
2	Russell 2000 Index	12/15/2023	2,400	414,025	80,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,658,868)				4,298,880

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,658,868)				4,298,880

	TOTAL INVESTMENTS - 99.3% (Cost $29,131,362)				$ 39,000,087
	PUT OPTIONS WRITTEN - (1.8)% (Proceeds - $979,662)				(699,145)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%				977,053
	NET ASSETS - 100.0%				$ 39,277,995

	WRITTEN INDEX OPTIONS - (1.8)%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (1.8)%
84	Russell 2000 Index	05/20/2022	$ 1,975	$ 17,389,050	$ 351,960
41	Russell 2000 Index	06/17/2022	1,750	8,487,513	85,895
58	S&P 500 Index	06/17/2022	4,010	26,276,378	261,290
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $979,662)				699,145

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $979,662)				$ 699,145

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2022 the total value of securities held as collateral is $13,137,280.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.